Traffic Revenue - Summary of Traffic Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Passenger	¥ 107,947	¥ 97,135	¥ 94,677
Cargo and mail	8,571	6,760	6,122
Fuel surcharge income	5,355	5,798	6,300
Traffic revenue	¥ 121,873	¥ 109,693	¥ 107,099